STOCK OPTIONS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 10 – STOCK OPTIONS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the Deferred Plan). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the Code). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

Inspyr’s Compensation Plans

The Company’s 2007 Equity Compensation Plan (2007 Plan), 2009 Executive Compensation Plan (2009 Plan), 2017 Equity Compensation Plan (2017 Plan), and the Inducement Award Stock Option Plan (Inducement Plan) (together, the Plans) provide for the awarding of stock grants, nonqualified and incentive stock options, restricted stock units, performance units or other stock-based awards to officers, directors, employees and consultants of the Company. The purpose of the Plans is to advance the interests of Inspyr and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. Our Plans are administered by a committee of non-employee directors (the Committee). The Committee determines: who shall be granted awards; the vesting periods; the exercise price; and any other terms deemed appropriate for any award.

Our 2007 Plan is administered by our board or any of its committees. The purposes of the 2007 Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Employees, Directors and Consultants, and to promote the success of our business. The issuance of awards under our 2007 Plan is at the discretion of the administrator, which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. Under our 2007 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock based awards. Our 2007 Plan authorizes the issuance of up to 67 shares (pre-October 2021 reverse split) of common stock for the foregoing awards per fiscal year with an aggregate of 267 shares (pre-October 2021 reverse split) of common stock available for issuance under the 2007 Plan. As of December 31, 2020, we have granted awards under the 2007 Plan equal to approximately 241 (pre-October 2021 reverse split) shares of our common stock, and 202 shares (pre-October 2021 reverse split) have been cancelled or forfeited. Accordingly, there are 228 shares (pre-October 2021 reverse split) of common stock available for future awards under the 2007 Plan. In the event of a change in control, awards under the 2007 Plan will become fully vested unless such awards are assumed or substituted by the successor corporation.

Our 2009 Plan, as amended is administered by our Board or any of its committees. The purpose of our 2009 Plan is to advance the interests of the Company and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. The issuance of awards under our 2009 Plan is at the discretion of the administrator, which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. Under our 2009 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock-based awards. As of December 31, 2020, our 2009 Plan authorizes the issuance of up to 267 shares (pre-October 2021 reverse split) of our common stock for the foregoing awards, and we have granted awards under the plan equal to approximately 220 common shares (pre-October 2021 reverse split), and 184 shares (pre-October 2021 reverse split) have been cancelled or forfeited. Accordingly, there are 231 shares (pre-October 2021 reverse split) of common stock available for future awards under the 2009 Plan.

Our Inducement Plan is administered by our board or our compensation committee. The Plan is intended to be used in connection with the recruiting and inducement of senior management and employees. The issuance of wards under the Inducement Plan is at the discretion of the administrator which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. The Company did not seek approval of the Plan by our stockholders. Pursuant to the Inducement Plan, the Company may grant stock options for up to a total of 400 shares (pre-October 2021 reverse split) of common stock to new employees of the Company. As of December 31, 2020, 282 grants (pre-October 2021 reverse split) have been made pursuant to the Plan, and 130 shares (pre-October 2021 reverse split) have been cancelled or forfeited. Accordingly, there are 248 shares (pre-October 2021 reverse split) of common stock available for future awards under the Inducement Plan.

Our 2017 Plan is administered by our Board or any of its committees. The purpose of our 2017 Plan is to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company’s business. The issuance of awards under our 2017 Plan is at the discretion of the administrator, which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. Under our 2017 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock-based awards. As of December 31, 2020, our 2017 Plan authorizes the issuance of up to 2,667 shares (pre-October 2021 reverse split) of our common stock for the foregoing awards, and we have not granted any awards under the plan. Accordingly, there are 2,667 shares (pre-October 2021 reverse split) of common stock available for future awards under the 2017 Plan.

The Company has not recorded any stock-based compensation expense related to the issuance of stock option awards during the years ended December 31, 2020 and 2019. As of December 31, 2020, there was no unrecognized compensation cost related to non-vested stock options.

The following table summarizes stock option activity for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2018	34	$772,114
Granted	—	$—
Forfeited	(6)	$381,797
Outstanding at December 31, 2019	28	$855,753	2.9
Granted	—	$—
Forfeited	(12)	$1,522,968
Outstanding at December 31, 2020	16	$355,342	2.4

Exercisable at December 31, 2020	16	$355,342	2.4

No options were issued or exercised during the years ended December 31, 2020 and 2019. The options had no intrinsic value at December 31, 2020.